Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Receivables [Abstract]
Customer trade receivables	$ 3,055	$ 4,119
Other receivables	4,253	1,900
Total	$ 7,307	$ 6,019